Related parties	12 Months Ended
Dec. 31, 2017
Related parties
Related parties

Note 24—Related parties

        Zealand has no related parties with controlling interest.

        Zealand's other related parties comprise the Company's Board of Directors and Corporate Management.

Transactions with related parties

        Remuneration to the Board of Directors and Corporate Management is described in note 6.

        The parent company had receivables from Group subsidiaries of DKK 127 thousand at December 31, 2017 (December 31, 2016: DKK 76 thousand). In 2017, interest paid by the parent company to subsidiaries amounted to DKK 0 thousand (2016: DKK 151 thousand).

        No further transactions with related parties were conducted during the year.

Ownership

        The following shareholders are registered in Zealand's register of shareholders as owning minimum 5% of the voting rights or minimum 5% of the share capital (1 share equals 1 vote) at December 31, 2017:

•	Sunstone LSV Management A/S, Copenhagen, Denmark
•	Legg Mason (Royce) Inc., Maryland, U.S.
•	Wellington Management Group LLP, Boston, U.S.